Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development		$ 82,070	$ 46,255	$ 21,042
General and administrative		70,937	8,855	5,982
Total operating expenses		153,007	55,110	27,024
Operating loss		(153,007)	(55,110)	(27,024)
Interest income		5,983	2	43
Interest expense		(215)	0	0
Net loss before income taxes		(147,239)	(55,108)	(26,981)
Income tax expense (benefit)		896	38	(232)
Net and comprehensive loss before noncontrolling interest, Total		(148,135)	(55,146)	(26,749)
Net loss and comprehensive loss attributable to noncontrolling interest		(40,103)	0	0
Net loss and comprehensive loss available to Class A ordinary shareholders		$ (108,032)	$ (55,146)	$ (26,749)
Weighted average number of shares outstanding, basic	[1]	61,540,231
Weighted average number of shares outstanding, diluted	[1]	61,540,231
Net loss per ordinary share , Basic	[1]	$ (0.23)
Net loss per ordinary share , Diluted	[1]	$ (0.23)

[1]	For the year ended December 31, 2022, net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding reflects the period from July 11, 2022 through December 31, 2022, the period following the Business Combination, as defined in Note 1. For more information refer to Note 8.